REVENUES - Changes in Contract Liabilities (Details) $ in Thousands	3 Months Ended
Mar. 31, 2022 USD ($)
Changes in contract liabilities
Beginning balance	$ 384
Revenues recognized	(72)
Increase due to billings	19
Ending balance	$ 331